14. SEGMENT REPORTING (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Segment Income	$ 28,283	$ 11,251	$ 49,209	$ 17,021
Property and management cost	502	556	999	1,126
Provision for credit losses	6,849	1,094	9,250	1,743
Interest expense	8,171	4,435	14,627	7,838
Interest expense, related parties	1,149	777	2,621	1,879
Segment income before taxes	11,612	4,389	21,712	4,435
Internet-based business
Segment Income	25,787	8,818	44,213	12,392
Property and management cost	0	0	0	0
Provision for credit losses	6,849	1,094	9,250	1,743
Interest expense	8,171	4,435	14,627	7,838
Interest expense, related parties	571	639	1,749	1,297
Segment income before taxes	10,196	2,650	18,587	1,514
Office Leasing Segment
Segment Income	2,496	2,433	4,996	4,629
Property and management cost	502	556	999	1,126
Provision for credit losses	0	0	0	0
Interest expense	0	0	0	0
Interest expense, related parties	578	138	872	582
Segment income before taxes	$ 1,416	$ 1,739	$ 3,125	$ 2,921